OTTI Credit Losses Recognized in Earnings (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Change in recoveries of future cash flows expected to be collected	$ (5.4)	[1],[2]	$ (5.7)	[1]
Residential mortgage-backed securities
Change in recoveries of future cash flows expected to be collected	0.8	[1],[2]	(5.3)	[1]
Residential mortgage-backed securities | Actual Cash Flow Recovery
Change in recoveries of future cash flows expected to be collected	$ 2.0

[1]	Reflects expected recovery of prior period impairments that will be accreted into income over the remaining life of the security.
[2]	Includes $2.0 million received on a residential mortgage-backed security in excess of the cash flows expected to be collected at the time of the write-down.